CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Mar. 31, 2015	Jan. 31, 2015
Revenue	$ 0	$ 0	$ 0
Operating expenses
Research and development	4,475	193,915	241,933
General and administrative expenses	42,398	660,127	341,916
Total operating expenses	46,873	854,042	583,849
Loss from operations	(46,873)	(854,042)	(583,849)
Other income
Grant income	0	29,999	137,500
Interest income	0	175
Change in fair value of derivative liabilities	0	1,571
Total other income	0	31,745	137,500
Net loss	$ (46,873)	$ (822,297)	$ (446,349)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.11)
Weighted average common shares outstanding-basic and diluted	5,493,200	7,823,683
As Adjusted [Member]
Revenue				$ 0
Operating expenses
Research and development				241,933
General and administrative expenses				517,994
Total operating expenses				759,927
Loss from operations				(759,927)
Other income
Grant income				137,500
Total other income				137,500
Net loss				$ (622,427)
Net loss per common share - basic and diluted				$ (0.05)
Weighted average common shares outstanding-basic and diluted				12,131,115
Proforma Adjustments [Member]
Revenue				$ 0
Operating expenses
Research and development				0
General and administrative expenses				150,000
Total operating expenses				150,000
Loss from operations				(150,000)
Other income
Grant income				0
Interest income				0
Net loss				(150,000)
Akoustis Technologies, Inc. [Member]
Revenue				0
Operating expenses
Research and development				0
General and administrative expenses				26,078
Total operating expenses				26,078
Loss from operations				(26,078)
Other income
Grant income				0
Interest income				0
Net loss				$ (26,078)
Net loss per common share - basic and diluted				$ 0.00
Weighted average common shares outstanding-basic and diluted				12,007,448